UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 96.70%

Consumer Discretionary - 31.08%
3,199	Bob Evans Farms, Inc.	$ 163,725
7,100	Chico's FAS, Inc.	115,091
32,500	Cumulus Media, Inc. Class-A *	137,475
2,400	DineEquity, Inc.	248,736
2,100	Fossil Group, Inc. *	232,554
5,600	FTD Group, Inc. *	194,992
12,200	Penn National Gaming, Inc. *	167,506
5,500	Ryland Group, Inc.	212,080
6,700	Sally Beauty Holdings, Inc. *	205,958
		1,678,117
Energy - 16.34%
8,200	Enlink Midstream, LLC	291,592
2,400	ONEOK, Inc.	119,496
14,400	Rex Energy Corp. *	73,440
2,500	Targa Resources Corp.	265,125
2,600	TeeKay Corp.	132,314
		881,967
Financials - 24.65%
1,300	Ambac Financial Group, Inc. *	31,850
11,000	BBX Capital Corp. Class-A *	180,950
2,116	Bridge Bancorp, Inc.	56,603
27,899	CIFC Corp.	230,725
11,300	Janus Capital Group, Inc.	182,269
4,046	Oppenheimer Holdings, Inc., Class-A	94,069
3,600	Primerica, Inc.	195,336
2,400	Raymond James Financial, Inc.	137,496
1,300	Virtus Investment Partners, Inc.	221,637
		1,330,935
Health Care - 5.89%
2,700	MedAssets, Inc. *	53,352
3,600	Prestige Brands Holdings, Inc. *	124,992
1,700	WellCare Health Plans, Inc. *	139,502
		317,846
Industrials - 7.65%
7,700	American Airlines Group, Inc.	412,951

Information Technology - 4.36%
7,800	Arris Group, Inc. *	235,482

Materials - 3.37%
9,400	SunCoke Energy, Inc.	181,796

Services - 3.36%
5,300	RE/Max Holding, Inc., Class-A	181,525

TOTAL COMMON STOCKS (Cost $5,085,161) - 96.70%		$ 5,220,619

WARRANTS - 2.50%
9,300	Ambac Financial Group, Inc. *	134,850

TOTAL WARRANTS (Cost $165,781) - 2.50%		$ 134,850

SHORT TERM INVESTMENTS - 0.37%
19,910	Fidelity Institutional Money Market Portfolio 0.09% ** (Cost $19,910)	19,910

TOTAL INVESTMENTS (Cost $5,270,852) - 99.56%		$ 5,375,379

OTHER ASSETS LESS LIABILITIES (0.44%)		23,596

NET ASSETS - 100.00%		$ 5,398,975

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2014

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS

At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,270,852 amounted to $104,527 which consisted of aggregate gross unrealized appreciation of $532,746 and aggregate gross unrealized depreciation of $427,949.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,220,619	$0	$0	$5,220,619
Warrants	$134,850	$0	$0	$134,850
Cash Equivalents	$19,910	$0	$0	$19,910
Total	$5,375,379	$0	$0	$5,375,379

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: February 18, 2015